Stockholders' Equity (Deficit) - RSUs (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional information
Closing market price of the Company's common stock (in dollars per share)	$ 15.20	$ 148.00
RSUs
Stock Plans
Vesting period	4 years	4 years
RSU activity
Awards outstanding at the beginning of the period (in shares)	5,355	2,271
Awarded (in shares)	7,782	4,633	2,271
Released (in shares)	(948)	(467)
Forfeited (in shares)	(4,092)	(1,082)
Awards outstanding at the end of the period (in shares)	8,097	5,355	2,271
Weighted Average Grant Date Fair Value
Awards outstanding at the beginning of the period (in dollars per share)	$ 561.90	$ 756.56
Awarded (in dollars per share)	114.41	519.20	$ 756.56
Released (in dollars per share)	483.12	721.60
Forfeited (in dollars per share)	317.76	598.40
Awards outstanding at the end of the period (in dollars per share)	$ 264.42	$ 561.90	$ 756.56
Additional information
Weighted Average Remaining Contractual Term	3 years 22 days	3 years 1 month 2 days	3 years 10 months 17 days
Aggregate Intrinsic Value (in dollars)	$ 123,000	$ 793,000	$ 2,063,000
Total unrecognized compensation expense (in dollars)	$ 1,669,000	$ 2,780,000
Expected period for recognition	2 years 6 months 29 days	3 years 18 days